SCHEDULE OF RESTRICTED STOCK UNITS OUTSTANDING (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2024 shares Integer
IfrsStatementLineItems [Line Items]
Number of shares granted | shares	97,500 [1]
Restricted share units [member] | Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares granted | Integer	97,500

[1]	Director Transaction and Retention RSUs – 97,500 RSUs granted to former LLP and current LPA board of directors were legally vested upon grant. However, the delivery of the underlying ordinary shares is subject to delayed delivery schedules, and therefore, these RSUs remain unsettled as of June 30, 2024. As the grantees do not have any shareholder rights until the ordinary shares are physically delivered, the shares shall be excluded from the basic earnings per share denominator.